Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) $ / shares in Units, € in Millions, $ in Millions				12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 05, 2021 USD ($)	Mar. 13, 2020 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 1,453.4	€ 1,623.8
Listing and share transaction costs						(27.3)	(27.1)	€ (27.1)
Total net share capital and capital reserve						1,426.1	1,596.7
Share repurchase programme | $	$ 500.0	$ 500.0	$ 300.0
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						1,453.4	1,613.2
Shares converted from Founder Preferred Shares | shares				400,000	200,000
Increase (decrease) through other changes, equity | shares				1,500,000
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 0.0	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 10.00	$ 10.00
Number of shares issued and fully paid (in shares) | shares						163,167,134	172,550,253
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 10.00	$ 10.00
Number of shares issued and fully paid (in shares) | shares						0	1,500,000